Net Income/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Reconciliation of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders

(In millions, except per share data)	2011	2010	2009
Net income/(loss)	$647	$189	($1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
Average basic common shares	524	495	435
Effect of dilutive securities:
Stock options	2	1	—
Restricted stock	2	3	2
Average diluted common shares	528	499	437
Net income/(loss) per average common share - diluted	$0.94	($0.18)	($3.98)
Net income/(loss) per average common share - basic	$0.94	($0.18)	($3.98)